OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [Abstract]
Schedule of Revenues and Operating Loss by Segments
	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2026

Revenues	$322	$106	$-	$253	$681

Operating loss	$(957)	$(572)	$-	$(3,858)	$(5,387)

Net financing expenses					$(1,741)

Share of loss from equity accounted investment					$(43)

Loss before taxes on income					$(7,171)
	Agriculture (*)	Industry	Human (*)	Unallocated	Total
	Unaudited

For the six months ended June 30, 2025

Revenues	$551	$2,166	$-	$160	$2,877

Operating loss	$(2,728)	$(280)	$(377)	$(1,468)	$(4,853)

Net financing income (*)					$828

Share of loss from equity accounted investment					$(66)

Loss before taxes on income					$(4,091)

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

Schedule of Major Customers
	Six months ended June 30,
	2026	2025(*)
	Unaudited

Customer A (related to industrial segment)	-	71%
Customer B (related to industrial segment)	16%	-
Customer C (related to agriculture segment)	47%	15%
Customer D (related to unallocated segment)	14%	-

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

Schedule of Geographical Information
	Six months ended June 30,
	2026	2025(*)
	Unaudited

Europe	47%	20%
Israel	37%	9%
Africa	16%	71%

	100%	100%

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

Schedule of Percentage of Non-Current Assets
	June 30, 2026	December 31, 2025 (*)
	Unaudited	Audited

Israel	97%	90%
Africa	3%	10%

	100%	100%

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.